Offsetting of financial assets and financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 383,500		SFr 623,300
Offsetting	(364,800)		(595,000)
of which counterparty netting	(333,200)		(561,600)
of which cash collateral netting	(31,600)		(33,400)
Total net derivatives subject to enforceable master netting agreements	18,700		28,300
Total derivatives not subject to enforceable master netting agreements	8,000		9,100
Total net derivatives presented in the consolidated balance sheets	26,700		37,400
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	58,600		69,900
Securities sold under repurchase agreements, offsetting	(27,500)		(31,900)
Securities sold under repurchase agreements, net	31,100		38,000
Securities lending transactions, gross	9,200		10,800
Securities lending transactions, offsetting	(2,400)		(3,000)
Securities lending transactions, net	6,800		7,800
Obligation to return securities received as collateral, at fair value, gross	21,200		18,800
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	21,200		18,800
Total subject to enforceable master netting agreements, gross	89,000		99,500
Total subject to enforceable master netting agreements, offsetting	(29,900)		(34,900)
Total subject to enforceable master netting agreements, net	59,100		64,600
Total not subject to enforceable master netting agreements	28,400		32,400
Total, gross	117,400		131,900
Total, net	87,500		97,000
of which reported at fair value	41,920	SFr 48,087	54,732	SFr 60,529
Amounts not offset in the consolidated balance sheets
Derivatives, net	18,700		28,300
Derivatives, financial instruments	3,400		8,500
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	15,300		19,800
Securities sold under repurchase agreements, net	31,100		38,000
Securities sold under repurchase agreements, financial instruments	31,100		38,000
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	6,800		7,800
Securities lending transactions, financial instruments	6,500		7,600
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	300		200
Obligation to return securities received as collateral, at fair value, net	21,200		18,800
Obligation to return securities received as collateral, financial instruments	20,300		18,100
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	900		700
Total financial liabilities subject to enforceable, net	77,800		92,900
Total financial liabilities subject to enforceable, financial instruments	61,300		72,200
Total financial liabilities subject to enforceable, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable, net exposure	16,500		20,700
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	26,500		36,900
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200		500
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(29,900)		(34,900)
Total, gross	88,500		105,000
Total, net	58,600		70,100
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	28,900		26,900
Total, net	28,900		26,900
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	115,700		256,100
Offsetting	(115,400)		(255,800)
Total net derivatives subject to enforceable master netting agreements	300		300
Amounts not offset in the consolidated balance sheets
Derivatives, net	300		300
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	253,900		352,700
Offsetting	(236,400)		(326,100)
Total net derivatives subject to enforceable master netting agreements	17,500		26,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	17,500		26,600
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,900		14,500
Offsetting	(13,000)		(13,100)
Total net derivatives subject to enforceable master netting agreements	900		1,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	900		1,400
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	258,100		460,400
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	110,200		250,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	147,800		210,400
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100		0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	74,000		99,200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	73,800		99,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200		200
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	28,900		29,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,400		15,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,500		14,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	19,800		25,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,500		6,100
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,300		19,500
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,700		9,100
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,600		8,800
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 100		SFr 300